Trade and Other Payables - Schedule of Undiscounted Lease Liabilities (Details) $ in Thousands	Dec. 31, 2019 CAD ($)
Trade and other payables [abstract]
Less than one year	$ 391
One to five years	884
Later than 5 years	343
Total undiscounted lease liabilities	$ 1,618